Shareholder Fees - Corporate - Invesco Government and Agency Portfolio - Corporate Class	Dec. 17, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none